SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
SEGMENT REPORTING
Number of operating segments | segment	5	5
Revenue:
Total revenue	$ 4,066,756	¥ 27,960,979	¥ 19,989,562	¥ 8,844,137
Cost of revenue:
Total cost of revenue	3,857,152	26,519,842	19,504,011	9,376,567
Gross (loss)/profit:
Total gross (loss)/profit	209,604	1,441,137	485,551	(532,430)
Express delivery
Revenue:
Total revenue		17,702,869
Cost of revenue:
Total cost of revenue	2,460,301	16,915,801	12,435,550	5,671,356
Freight delivery
Revenue:
Total revenue		4,102,610
Cost of revenue:
Total cost of revenue	573,927	3,946,032	3,362,652	1,906,930
Supply chain management
Revenue:
Total revenue		2,074,414
Cost of revenue:
Total cost of revenue	286,540	1,970,105	1,502,570	1,183,245
Store
Cost of revenue:
Total cost of revenue	376,683	2,589,883	2,072,912	569,557
Other
Cost of revenue:
Total cost of revenue	159,701	1,098,021	130,327	45,479
Operating segment | Express delivery
Revenue:
Total revenue	2,580,202	17,740,176	12,850,067	5,412,729
Cost of revenue:
Total cost of revenue	2,465,748	16,953,251	12,508,090	5,696,746
Gross (loss)/profit:
Total gross (loss)/profit	114,454	786,925	341,977	(284,017)
Operating segment | Freight delivery
Revenue:
Total revenue	598,590	4,115,606	3,178,850	1,609,391
Cost of revenue:
Total cost of revenue	576,420	3,963,172	3,363,457	1,912,750
Gross (loss)/profit:
Total gross (loss)/profit	22,170	152,434	(184,607)	(303,359)
Operating segment | Supply chain management
Revenue:
Total revenue	338,374	2,326,487	1,854,356	1,363,468
Cost of revenue:
Total cost of revenue	323,576	2,224,749	1,746,999	1,297,227
Gross (loss)/profit:
Total gross (loss)/profit	14,798	101,738	107,357	66,241
Operating segment | Store
Revenue:
Total revenue	413,809	2,845,141	2,226,034	560,226
Cost of revenue:
Total cost of revenue	376,703	2,590,022	2,072,912	569,557
Gross (loss)/profit:
Total gross (loss)/profit	37,106	255,119	153,122	(9,331)
Operating segment | Other
Revenue:
Total revenue	401,352	2,759,499	649,784	125,456
Cost of revenue:
Total cost of revenue	379,586	2,609,846	573,581	122,239
Gross (loss)/profit:
Total gross (loss)/profit	21,766	149,653	76,203	3,217
Inter-segment
Revenue:
Total revenue	(265,571)	(1,825,930)	(769,529)	(227,133)
Cost of revenue:
Total cost of revenue	(264,881)	(1,821,198)	(761,028)	(221,952)
Gross (loss)/profit:
Total gross (loss)/profit	$ (690)	¥ (4,732)	¥ (8,501)	¥ (5,181)